Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Share-Based Compensation

Share-based compensation	December 31, 2025	December 31, 2024
Option Expense	$141	$896
DSU Expense	324	511
RSU Expense	5,874	6,049
Total share-based compensation (including restructuring)	$6,339	$7,456

Schedule of Options Outstanding from Consolidated Share Option Plan
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2024	4,390,222	$8.65
Options exercised	(154,509)	1.89
Options forfeited	(152,282)	8.73
Options expired	(320,411)	9.50
At December 31, 2024	3,763,020	9.28
Options exercised	(156,738)	2.99
Options forfeited	(15,499)	7.34
Options expired	(1,328,163)	8.40
At December 31, 2025	2,262,620	$10.25

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2025:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$2.65 - $3.06	434,041	0.2	$2.98	434,041	$2.98
$3.52 - $5.43	38,192	1.3	4.57	38,192	4.57
$6.84 - $10.64	1,243,498	2.0	9.93	1,243,498	9.93
$12.49 - $26.13	546,889	2.0	17.14	546,889	17.14
	2,262,620	1.6	$10.25	2,262,620	$10.25

Schedule of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2025:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$2.65 - $3.06	434,041	0.2	$2.98	434,041	$2.98
$3.52 - $5.43	38,192	1.3	4.57	38,192	4.57
$6.84 - $10.64	1,243,498	2.0	9.93	1,243,498	9.93
$12.49 - $26.13	546,889	2.0	17.14	546,889	17.14
	2,262,620	1.6	$10.25	2,262,620	$10.25

Schedule of DSUs and RSUs for Common Shares

Balance	DSUs for common shares
At January 1, 2024	737,369
DSUs granted	252,299
DSUs exercised	—
At December 31, 2024	989,668
DSUs granted	191,051
DSUs exercised	(148,046)
At December 31, 2025	1,032,673

Balance	RSUs for common shares
At January 1, 2024	3,141,446
RSUs granted	3,151,939
RSUs exercised	(642,850)
RSUs forfeited	(1,058,440)
At December 31, 2024	4,592,095
RSUs granted	6,510,588
RSUs exercised	(2,332,470)
RSUs forfeited	(3,291,553)
At December 31, 2025	5,478,660